Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Non Current Assets [Abstract]
Prepaid lease rentals	$ 2,006	$ 2,336
Indirect tax paid		11,385
Prepaid expenses	267	886
Total	$ 2,273	$ 14,607